Streaming transactions	12 Months Ended
Dec. 31, 2023
Streaming Transactions
Streaming transactions

7. Streaming transactions

a) Statement of Financial Position

	December 31, 2023			December 31, 2022
	Current liabilities	Non-current liabilities	Total	Current liabilities	Non-current liabilities	Total
Gold streaming	68	1,521	1,589	53	1,184	1,237
Cobalt streaming	22	441	463	28	428	456
Total contract liabilities	90	1,962	2,052	81	1,612	1,693

b) Effects on the income statement

	Year ended December 31,
	2023	2022	2021
Cobalt streaming	14	49	55
Gold streaming	134	37	43
Fixed revenue - Contract liabilities realized	148	86	98

Cobalt streaming	3	11	12
Gold streaming	93	74	82
Variable revenue - Additional payments received	96	85	94

Gold streaming

Vale have sold to Wheaton Precious Metals Corp. (“Wheaton”) an aggregate of (i) 75% of the by-product gold contained in concentrate from our Salobo copper mine, in Brazil, for the life of mine, and (ii) 70% of the by-product gold from our Sudbury nickel mines, in Canada, for 20 years. Regarding these streaming transactions:

Vale received upfront payments of (i) US$1.9 billion in 2013, (ii) US$900 in 2015 and (iii) US$800 in 2016. Vale also receives ongoing payments of the lesser of US$400 per ounce and the prevailing market price, for each ounce of gold that the Company deliver under the agreement.

As per the Salobo gold by-product stream purchase agreement, Vale was entitled to receive an additional cash payment if the Company expanded its capacity to process Salobo copper ores to more than 28 Mtpy before 2036. In March 2023, Vale agreed with Wheaton to amend this agreement to adjust the additional cash payment terms. These conditions are linked to the “Salobo III” project, which is the brownfield expansion of Salobo through the increase in copper processing capacity.

In November 2023, the first phase of the Salobo III expansion project was completed and Vale received US$370, which was recorded in the streaming liability. If Salobo's production reaches a processing capacity exceeding 35 million tons of copper per year by January 1, 2031, Vale will receive an additional amount estimated between US$50 and US$160, depending on the year such processing capacity is achieved. In addition, Wheaton will be required to make annual payments between US$5.1 and US$8.5 from 2024 to 2034, as long as the Salobo complex continues to produce within certain copper grades.

Cobalt streaming

In June 2018, Vale sold to Wheaton and Cobalt 27 Capital Corp. (“Cobalt 27”) a combined 75% of the cobalt produced as a by-product at its Voisey’s Bay mine from January 1, 2021, for the amount of US$690. Vale also receives additional payments of 20%, in average, of cobalt prices upon delivery. In February 2021, the stream originally sold to Cobalt 27 was assigned to Anglo Pacific Group.

Accounting policy

The Company bifurcates both streaming transactions in two identifiable components: (i) the sale of the mineral rights and (ii) extraction services.

Sale of mineral rights - The amount allocated to this component is recognized as revenue in the income statement when the Company transfers ownership of the mineral rights to the counterparty. The cost related to the component sold is recognized in the income statement at the same moment.

Extraction services - The Company recognizes contract liabilities in the event it receives payments from customers before a sale meets criteria for revenue recognition. Proceeds received under the terms of the streaming transaction allocated to this component are accounted for as “streaming transactions” and included within liabilities.

Contract liability is initially recognized at fair value, net of transaction costs incurred, and is subsequently carried at amortized cost and updated using the effective interest rate method. Contract liability is released to the income statement based on the units of production, that is, revenue is calculated based on volume produced compared to the total proved and probable reserves of gold or cobalt, which are reviewed and remeasured annually.

Critical accounting estimates and judgments

Defining the result on sale of mineral interest and the contractual liabilities portion of the streaming transaction it is required the use of critical accounting estimates including, but not limited to: (i) allocation of costs between the product and the by-product based on relative prices; (ii) expected margin for the independent components (sale of mineral rights and service for gold and cobalt extraction); and (iii) discount rates used to measure the present value of future inflows and outflows.